Business combination	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business combination
Note 32 - Business combination
On August 31, 2021, Seadrill Limited entered into a restructuring implementation deed (RID) with NSNCo and the JPLs and refinanced SeaMex senior secured bank debt by the issuance of new senior secured notes (the “
New SeaMex Notes
”).
On September 2, 2021, the parties entered into a share purchase agreement (“
SPA
”) to sell the assets of SeaMex out of provisional liquidation to a newly incorporated wholly owned subsidiary of NSNCo in return for the extinguishment of $0.4 billion of the various forms of debt instruments owed to NSNCo, gross of expected credit loss allowances previously recognized totaling $65 million. On November 2, 2021 the SPA closed and NSNCo obtained the remaining 50% equity interest in SeaMex, resulting in the consolidation of SeaMex into NSNCo in a business combination.
We have used a convenience date for this transaction and concluded that SeaMex is consolidated into the Seadrill Group effective November 1, 2021. Prior to this date it was accounted for as a joint venture on the Seadrill consolidated Balance Sheet.
The following is a summary of SeaMex’s identifiable assets acquired and liabilities assumed as at acquisition date:

(In $ millions)	As at acquisition
Carrying amounts of major classes of assets
Cash and cash equivalents	41
Restricted cash	21
Accounts receivable, net	316
Intangible drilling contracts	172
Drilling units	216
Other assets	17

Total assets	783

Carrying amounts of major classes of liabilities
Amounts due to related parties	133
Long-term debt	234
Other liabilities	88

Total liabilities	455

Net asset acquired	328

Prior to November 2021, 50% of the net income or loss from SeaMex was recognized as a share in results from associated companies in Seadrill’s Consolidated Statement of Operations, and subsequently reclassified to results from discontinued operations. From November 2021 onwards, 100% of SeaMex’s results from operations form part of Seadrill’s consolidated results and have been reported as income from discontinued operations.
The following is a summary of SeaMex’s operation results since the acquisition date included in the discontinued operations for the reporting period:

(In $ millions)	Period November 2, 2021 until December 31, 2021
Results from business combination
Operating revenues
Contract revenues	36

Total operating revenues	36

Operating expenses
Vessel and rig operating expenses	(25)
Selling, general and administrative expenses	(2)

Total operating expenses	(27)

Operating profit	9

Financial and non-operating items
Interest expense	(4)
Others	(1)

Total financial items	(5)

Income before tax	4

Income tax benefit	2

Income after tax	6